UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended March 31, 2012


Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.


Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  8 Sound Shore Drive
          Greenwich, Connecticut 06830

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 324-6900


Signature, Place and Date of Signing:


/s/ John Hock                    Greenwich, CT                May 15, 2012
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
--------------------            ----

None

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    69

Form 13F Information Table Value Total:   $4,825,593
                                         (in thousands)





List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012

COLUMN 1                         COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
--------------                --------------  --------- --------   --------------------  ----------  --------  ---------------------
                                                          VALUE     SHS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN  CALL  DISCRETION    MGRS       SOLE   SHARED NONE
--------------                --------------  --------- --------   --------   ---  ----  ----------  --------  --------- ------ ----
3SBIO INC                     SPONSORED ADR   88575Y105    1,378      93,100  SH            Sole       None       93,100
ACADIA HEALTHCARE COMPANY IN  COM             00404A109      617      37,854  SH            Sole       None       37,854
ADVOCAT INC                   COM             007586100    2,300     443,952  SH            Sole       None      443,952
AGRIUM INC                    COM             008916108  177,229   2,051,972  SH            Sole       None    2,051,972
AKORN INC                     COM             009728106      585      50,000  SH            Sole       None       50,000
ALLOS THERAPEUTICS INC        COM             019777101    1,143     772,480  SH            Sole       None      772,480
AOL INC                       COM             00184X105   77,089   4,063,709  SH            Sole       None    4,063,709
APACHE CORP                   COM             037411105  103,409   1,029,561  SH            Sole       None    1,029,561
APOLLO GROUP INC              CL A            037604105   54,662   1,414,638  SH            Sole       None    1,414,638
ARQULE INC                    COM             04269E107    1,211     172,766  SH            Sole       None      172,766
BAKER HUGHES INC              COM             057224107   98,796   2,355,662  SH            Sole       None    2,355,662
BIOMARIN PHARMACEUTICAL INC   COM             09061G101  114,066   3,330,381  SH            Sole       None    3,330,381
BOSTON SCIENTIFIC CORP        COM             101137107    4,364     729,700  SH            Sole       None      729,700
BP PLC                        SPONSORED ADR   055622104  126,613   2,813,622  SH            Sole       None    2,813,622
BROOKDALE SR LIVING INC       COM             112463104    3,370     180,000  SH            Sole       None      180,000
BUNGE LIMITED                 COM             G16962105  117,063   1,710,443  SH            Sole       None    1,710,443
CANADIAN NAT RES LTD          COM             136385101   98,488   2,968,290  SH            Sole       None    2,968,290
CAPITAL SR LIVING CORP        COM             140475104    1,996     216,007  SH            Sole       None      216,007
CELGENE CORP                  COM             151020104    4,923      63,500  SH            Sole       None       63,500
CENOVUS ENERGY INC            COM             15135U109   17,805     495,422  SH            Sole       None      495,422
CISCO SYS INC                 COM             17275R102  129,611   6,128,176  SH            Sole       None    6,128,176
COMCAST CORP NEW              CL A            20030N101   70,936   2,363,746  SH            Sole       None    2,363,746
COVIDIEN PLC                  SHS             G2554F113  255,011   4,663,700  SH            Sole       None    4,663,700
ENCANA CORP                   COM             292505104   81,014   4,122,869  SH            Sole       None    4,122,869
EVEREST RE GROUP LTD          COM             G3223R108  120,504   1,302,468  SH            Sole       None    1,302,468
EXELIXIS INC                  COM             30161Q104    1,399     270,000  SH            Sole       None      270,000
EXELON CORP                   COM             30161N101   47,926   1,222,293  SH            Sole       None    1,222,293
FLUOR CORP NEW                COM             343412102   34,513     574,840  SH            Sole       None      574,840
FOSTER WHEELER AG             COM             H27178104  160,169   7,037,302  SH            Sole       None    7,037,302
GENERAL ELECTRIC CO           COM             369604103  144,722   7,210,871  SH            Sole       None    7,210,871
GILEAD SCIENCES INC           COM             375558103   65,512   1,340,809  SH            Sole       None    1,340,809
GRIFOLS S A                   SPONSORED ADR   398438309    1,458     189,136  SH            Sole       None      189,136
HEALTHSOUTH CORP              COM NEW         421924309   56,586   2,763,005  SH            Sole       None    2,763,005
HUMAN GENOME SCIENCES INC     COM             444903108    1,862     226,000  SH            Sole       None      226,000
JUNIPER NETWORKS INC          COM             48203R104  107,415   4,694,708  SH            Sole       None    4,694,708
KINROSS GOLD CORP             COM NO PAR      496902404   34,662   3,540,570  SH            Sole       None    3,540,570
LORILLARD INC                 COM             544147101   90,869     701,800  SH            Sole       None      701,800
MARATHON OIL CORP             COM             565849106   41,427   1,306,842  SH            Sole       None    1,306,842
MARVELL TECHNOLOGY GROUP LTD  ORD             G5876H105   60,829   3,867,099  SH            Sole       None    3,867,099
MEDASSETS INC                 COM             584045108    1,448     110,000  SH            Sole       None      110,000
MERCK & CO INC NEW            COM             58933Y105  182,230   4,745,571  SH            Sole       None    4,745,571
MOLSON COORS BREWING CO       CL B            60871R209   68,491   1,513,617  SH            Sole       None    1,513,617
NEWMONT MINING CORP           COM             651639106   24,105     470,155  SH            Sole       None      470,155
NOBLE CORPORATION BAAR        NAMEN -AKT      H5833N103  139,779   3,730,411  SH            Sole       None    3,730,411
NOBLE ENERGY INC              COM             655044105   38,186     390,532  SH            Sole       None      390,532
ONYX PHARMACEUTICALS INC      COM             683399109    3,391      90,000  SH            Sole       None       90,000
ORACLE CORP                   COM             68389X105  138,394   4,746,031  SH            Sole       None    4,746,031
PEPSICO INC                   COM             713448108   74,982   1,130,100  SH            Sole       None    1,130,100
PHILIP MORRIS INTL INC        COM             718172109  156,212   1,762,915  SH            Sole       None    1,762,915
PRINCIPAL FINL GROUP INC      COM             74251V102   88,449   2,997,243  SH            Sole       None    2,997,243
PRUDENTIAL FINL INC           COM             744320102  133,787   2,110,543  SH            Sole       None    2,110,543
PUBLIC SVC ENTERPRISE GROUP   COM             744573106   71,309   2,329,603  SH            Sole       None    2,329,603
RITE AID CORP                 COM             767754104    2,101   1,207,500  SH            Sole       None    1,207,500
SCHLUMBERGER LTD              COM             806857108   26,426     377,891  SH            Sole       None      377,891
SEATTLE GENETICS INC          COM             812578102    2,242     110,000  SH            Sole       None      110,000
STATE STR CORP                COM             857477103  107,299   2,358,216  SH            Sole       None    2,358,216
TALISMAN ENERGY INC           COM             87425E103  120,475   9,561,535  SH            Sole       None    9,561,535
TARGET CORP                   COM             87612E106   73,401   1,259,678  SH            Sole       None    1,259,678
THERMO FISHER SCIENTIFIC INC  COM             883556102    3,383      60,000  SH            Sole       None       60,000
TIME WARNER INC               COM NEW         887317303   67,864   1,797,735  SH            Sole       None    1,797,735
TORCHMARK CORP                COM             891027104   93,914   1,883,933  SH            Sole       None    1,883,933
UBS AG                        SHS NEW         H89231338   29,616   2,112,399  SH            Sole       None    2,112,399
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209  171,022   6,180,759  SH            Sole       None    6,180,759
WAL MART STORES INC           COM             931142103  198,111   3,237,114  SH            Sole       None    3,237,114
WASHINGTON POST CO            CL B            939640108   61,053     163,430  SH            Sole       None      163,430
WILLIS GROUP HOLDINGS PUBLIC  SHS             G96666105  186,446   5,330,086  SH            Sole       None    5,330,086
XENOPORT INC                  COM             98411C100    1,080     240,000  SH            Sole       None      240,000
YAMANA GOLD INC               COM             98462Y100   45,034   2,883,090  SH            Sole       None    2,883,090
ZIMMER HLDGS INC              COM             98956P102    1,832      28,498  SH            Sole       None       28,498




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